Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities Current [Abstract]
Deposits from advertising agencies and customers	¥ 16,518	¥ 16,266
Accrued professional fees	3,334	5,246
Advertising and promotion expenses payables and accruals	5,036	18,247
General operating expenses payables and accruals	65,755	65,732
Deposits from potential house buyers	17,217	49,210
Others	15,383	17,675
Total	¥ 123,243	¥ 172,376